UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5652

Dreyfus Municipal Income, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	09/30
Date of reporting period:	06/30/2011

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Income, Inc.
June 30, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--151.4%	Rate (%)	Date	Amount ($)	Value ($)
Arizona--10.5%
Barclays Capital Municipal Trust
Receipts (Salt River Project
Agricultural Improvement and
Power District, Salt River
Project Electric System
Revenue)	5.00	1/1/38	9,998,763 a,b	10,246,713
City of Phoenix, County of
Maricopa and the County of
Pima Industrial Development
Authorities, SFMR
(Collateralized: FHLMC, FNMA
and GNMA)	5.80	12/1/39	1,135,000	1,139,619
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	6.25	7/1/28	1,000,000	1,038,230
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/28	2,000,000	2,112,980
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	2,000,000	1,674,740
Pima County Industrial Development
Authority, IDR (Tucson
Electric Power Company Project)	5.75	9/1/29	1,000,000	1,007,460
Pinal County Electrical District
Number 4, Electric System
Revenue	6.00	12/1/38	2,300,000	2,313,524
California--24.8%
ABAG Financial Authority for
Nonprofit Corporations,
Insured Revenue, COP (Odd

Fellows Home of California)	6.00	8/15/24	5,000,000 c	5,116,500
California,
GO (Various Purpose)	5.75	4/1/31	3,950,000	4,223,182
California,
GO (Various Purpose)	6.00	3/1/33	1,250,000	1,355,725
California,
GO (Various Purpose)	6.50	4/1/33	3,000,000	3,337,920
California,
GO (Various Purpose)	6.00	11/1/35	2,500,000	2,685,275
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	6.25	8/15/35	2,500,000 c	2,502,750
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	2,000,000	2,139,500
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	1,000,000	833,050
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.80	6/1/13	3,000,000 d	3,414,450
JPMorgan Chase Putters/Drivers
Trust (Los Angeles Departments
of Airports, Senior Revenue
(Los Angeles International
Airport))	5.25	5/15/18	10,000,000 a,b	10,629,800
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges
Grant Revenue	6.00	7/1/35	2,250,000	2,345,805
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	1,000,000	1,034,800
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/29	2,210,000	2,329,163
Tobacco Securitization Authority

of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	3,500,000	2,412,760
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.88	1/1/29	1,500,000	1,631,595
Colorado--5.2%
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	1,500,000	1,724,070
Colorado Health Facilities
Authority, Health Facilities
Revenue (The Evangelical
Lutheran Good Samaritan
Society Project)	6.13	6/1/38	2,525,000 c	2,529,848
Colorado Springs,
HR	6.38	12/15/30	2,890,000 c	2,895,144
E-470 Public Highway Authority,
Senior Revenue	5.25	9/1/25	1,000,000	941,740
University of Colorado Regents,
University Enterprise Revenue	5.38	6/1/38	1,500,000	1,564,740
Florida--8.8%
Florida,
Department of Transportation
Right-of-Way Acquisition and
Bridge Constuction Bonds	5.00	7/1/24	1,500,000	1,657,815
Greater Orlando Aviation
Authority, Airport Facilities
Revenue	6.25	10/1/20	3,980,000	4,614,173
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/34	2,500,000	2,560,950
Orange County School Board,
COP (Master Lease Purchase
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.50	8/1/34	2,000,000	2,050,380
Palm Beach County Health
Facilities Authority, Revenue

(The Waterford Project)	5.88	11/15/37	2,400,000 c	2,211,720
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	2,500,000	2,340,050
South Lake County Hospital
District, Revenue (South Lake
Hospital, Inc.)	6.25	4/1/39	1,000,000 c	999,880
Georgia--2.7%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/28	3,000,000	3,271,620
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	1,750,000	1,787,188
Hawaii--1.3%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaiian Electric
Company, Inc. and Subsidiary
Projects)	6.50	7/1/39	2,400,000	2,492,040
Illinois--3.0%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	5.63	1/1/35	1,000,000	1,023,640
Illinois,
GO	5.00	3/1/28	1,500,000	1,493,190
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	2,000,000	2,034,260
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue	5.13	4/1/36	1,000,000	982,030
Indiana--1.2%
Indianapolis Local Public
Improvement Bond Bank, Revenue
(Indianapolis Airport
Authority Project) (Insured;
AMBAC)	5.00	1/1/36	2,500,000	2,287,375

Louisiana--.6%
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.13	7/1/29	1,000,000 c	1,061,270
Maryland--3.3%
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.75	6/1/35	1,000,000	968,410
Maryland Economic Development
Corporation, PCR (Potomac
Electric Project)	6.20	9/1/22	2,500,000	2,923,500
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park
Project) (Prerefunded)	5.63	6/1/13	2,000,000 d	2,198,720
Massachusetts--12.4%
Barclays Capital Municipal Trust
Receipts (Massachusetts Health
and Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue))	5.00	7/1/38	10,000,000 a,b	10,332,200
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	7.25	1/1/32	1,500,000 c	1,619,655
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.00	7/1/31	1,970,000	1,987,257
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.25	7/1/30	2,000,000	2,115,940
Massachusetts Housing Finance
Agency, Rental Housing
Mortgage Revenue (Insured;
AMBAC)	5.50	7/1/40	2,230,000	1,930,221

Massachusetts Industrial Finance
Agency, Water Treatment
Revenue
(Massachusetts-American
Hingham Project)	6.95	12/1/35	5,235,000	5,203,538
Michigan--7.0%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	2,140,000	2,505,469
Michigan Hospital Finance
Authority, HR (Henry Ford
Health System)	5.00	11/15/38	1,515,000 c	1,347,729
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	3,885,000	3,617,945
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	8.00	9/1/29	2,500,000 c	2,888,325
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/34	3,000,000	2,623,380
Minnesota--1.8%
Minneapolis,
Health Care System Revenue
(Fairview Health Services)	6.75	11/15/32	3,000,000 c	3,258,660
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/29	80,000 c	80,274
Mississippi--3.2%
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.88	4/1/22	6,000,000	6,007,140
Missouri--.0%
Missouri Housing Development
Commission, SFMR

(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	6.30	9/1/25	70,000	71,429
Nevada--2.1%
Clark County,
IDR (Southwest Gas Corporation
Project) (Insured; AMBAC)	6.10	12/1/38	4,000,000	4,005,120
New Jersey--4.5%
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey - American
Water Company, Inc. Project)	5.70	10/1/39	2,000,000	2,014,460
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.13	6/1/30	2,500,000	2,575,025
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	5,000,000	3,847,850
New Mexico--1.5%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	5.90	6/1/40	3,000,000	2,879,880
New York--7.2%
Barclays Capital Municipal Trust
Receipts (New York City
Transitional Finance
Authority, Future Tax Secured
Revenue)	5.00	5/1/30	7,996,797 a,b	8,482,837
New York City Educational
Construction Fund, Revenue	6.50	4/1/28	1,500,000	1,752,030
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Municipal Corp.)	7.00	3/1/49	1,435,000	1,587,627
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air

Terminal LLC Project)	6.00	12/1/36	1,500,000	1,524,720
North Carolina--3.1%
Barclays Capital Municipal Trust
Receipts (North Carolina
Medical Care Commission,
Health Care Facilities Revenue
(Duke University Health
System))	5.00	6/1/42	5,000,000 a,b,c	5,021,250
North Carolina Housing Finance
Agency, Home Ownership Revenue	6.25	1/1/29	775,000	775,605
Ohio--3.3%
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	2,500,000 c	2,215,575
Ohio Air Quality Development
Authority, Air Quality Revenue
(Ohio Valley Electric
Corporation Project)	5.63	10/1/19	2,100,000	2,218,209
Toledo-Lucas County Port
Authority, Special Assessment
Revenue (Crocker Park Public
Improvement Project)	5.38	12/1/35	2,000,000	1,681,380
Pennsylvania--5.3%
Delaware County Industrial
Development Authority, Charter
School Revenue (Chester
Community Charter School
Project)	6.13	8/15/40	2,500,000	2,289,925
JPMorgan Chase Putters/Drivers
Trust (Geisinger Authority,
Health System Revenue
(Geisinger Health System))	5.13	6/1/35	2,000,000 a,b,c	2,020,840
Pennsylvania Economic Development
Financing Authority, RRR
(Northampton Generating
Project)	6.60	1/1/19	3,500,000	1,954,820
Philadelphia,
GO	6.50	8/1/41	1,750,000	1,882,668
Sayre Health Care Facilities
Authority, Revenue (Guthrie

Health)	5.88	12/1/31	1,755,000 c	1,771,637
Rhode Island--1.1%
Tobacco Settlement Financing
Corporation of Rhode Island,
Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/32	2,000,000	2,002,680
South Carolina--7.0%
Lancaster Educational Assistance
Program, Inc., Installment
Purchase Revenue (The School
District of Lancaster County,
South Carolina, Project)	5.00	12/1/26	5,000,000	5,049,850
South Carolina Public Service
Authority, Revenue Obligations	5.50	1/1/38	3,000,000	3,200,040
Tobacco Settlement Revenue
Management Authority of South
Carolina, Tobacco Settlement
Asset-Backed Bonds	6.38	5/15/30	3,750,000	4,751,513
Texas--9.8%
Barclays Capital Municipal Trust
Receipts (Texas A&M University
System Board of Regents,
Financing System Revenue)	5.00	5/15/39	5,000,000 a,b	5,201,450
Houston,
Airport System Subordinate
Lien Revenue	5.00	7/1/25	1,300,000	1,291,602
La Vernia Higher Education Finance
Corporation, Education Revenue
(Knowledge is Power Program,
Inc.)	6.25	8/15/39	2,250,000	2,298,600
Lubbock Educational Facilities
Authority, Improvement Revenue
(Lubbock Christian University)	5.25	11/1/37	1,500,000	1,346,430
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	4,000,000	4,112,320
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	4,000,000	4,006,440
Utah--.0%

Utah Housing Finance Agency,
SFMR (Collateralized; FHA)	6.00	1/1/31	10,000	10,045
Vermont--.9%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Saint Michael's
College Project)	6.00	10/1/28	1,500,000	1,516,320
Vermont Housing Finance Agency,
SFHR (Insured; Assured
Guaranty Municipal Corp.)	6.40	11/1/30	225,000	229,723
Virginia--1.2%
Washington County Industrial
Development Authority, HR
(Mountain States Health
Alliance)	7.25	7/1/19	2,000,000 c	2,260,180
Washington--4.3%
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	2,990,000 c	3,226,270
Washington Health Care Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.38	10/1/36	1,500,000 c	1,612,710
Washington Housing Finance
Commission, Revenue
(Single-Family Program)
(Collateralized: FHLMC, FNMA
and GNMA)	5.15	6/1/37	3,160,000	3,089,121
West Virginia--.5%
The County Commission of Harrison
County, SWDR (Allegheny Energy
Supply Company, LLC Harrison
Station Project)	5.50	10/15/37	1,000,000	932,930
Wisconsin--2.6%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.60	2/15/29	4,780,000 c	4,780,335
Wyoming--1.1%
Wyoming Municipal Power Agency,
Power Supply System Revenue	5.50	1/1/38	2,000,000	2,049,920

U.S. Related--10.1%
Government of Guam,
LOR (Section 30)	5.75	12/1/34	1,500,000	1,494,180
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/32	1,000,000	973,300
Puerto Rico Commonwealth,
Public Improvement GO	6.50	7/1/40	1,000,000	1,073,760
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/37	1,945,000	1,808,772
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	5,400,000	5,384,934
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	1,500,000	1,439,655
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,000,000	989,230
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	5,500,000	5,739,195
Total Long-Term Municipal Investments
(cost $273,765,391)				282,101,419
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.8%	Rate (%)	Date	Amount ($)	Value ($)
California;
California,
GO Notes
(Kindergarten-University)
(LOC: California State
Teachers Retirement System and
Citibank NA)	0.03	7/1/11	2,400,000 e	2,400,000
Irvine Assessment District Number
03-19, Limited Obligation
Improvement Bonds (LOC:
California State Teachers
Retirement System and U.S.
Bank NA)	0.04	7/1/11	1,000,000 e	1,000,000
Total Short-Term Municipal Investments
(cost $3,400,000)				3,400,000

Total Investments (cost $277,165,391)	153.2%	285,501,419
Liabilities, Less Cash and Receivables	(13.0%)	(24,174,622)
Preferred Stock, at redemption value	(40.2%)	(75,000,000)
Net Assets Applicable to Common Shareholders	100.0%	186,326,797

a	Collateral for floating rate borrowings.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities were valued at $51,935,090 or 27.9% of net assets applicable to Common Shareholders.
c	At June 30, 2011, the fund had $49,420,552 or 26.5% of net assets applicable to Common Shareholders Invested in securities whose payment of principal and interest is dependent upon revenues generated from health care.
d	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
e	Variable rate demand note - rate shown is the interest rate in effect at June 30, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At June 30, 2011, the aggregate cost of investment securities for income tax purposes was $277,165,391. Net unrealized appreciation on investments was $8,336,028 of which $12,280,060 related to appreciated investment securities and $3,944,032 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association

GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the fund's investments:

Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	285,501,419	-	285,501,419

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in municipal debt securities are valued on the last business day of each week and month by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on the last business day of each week and month.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Income, Inc.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 19, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	August 19, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)